Income Tax (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of income tax expenses

	2024 ($)	2023 ($)	2022 ($)
Income tax expense consists of the following:
Deferred tax expense	-	-	-
Current tax expense	-	-	-
Total Income tax expense	-	-	-

Effective tax rate reconciliation:

Loss before income tax expense	(14,408,346)	(20,597,436)	(11,197,450)

Prima facie income tax benefit on loss before income tax calculated at 25% (2022: 25%)	3,602,086	5,149,359	2,799,363
Add tax effect of
- other non-allowable items	(831,249)	(3,297,349)	143,430
Less tax effect of
- items not assessable for income tax	(2,590,831)	(1,435,790)	(1,377,243)
- items deductible for taxation not accounting	251,784	772,848	114,471
Deferred tax not recognised	(431,790)	(1,189,068)	(1,680,021)
Income tax expense	-	-	-